Summary of Significant Accounting Policies (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 22, 2017	Feb. 29, 2020	May 31, 2019	May 31, 2018	Jan. 02, 2019	Jan. 01, 2019
AccountingPoliciesLineItems [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000	$ 250,000
Franchise royalties and fees, description			The pre-opening services provided to franchisees do not contain separate and distinct performance obligations from the franchise right; thus, the fees collected will be amortized on a straight-line basis beginning at the store opening date through the term of the franchise agreement, which is typically 10 years. Franchise license renewal fees, which generally occur every 10 years, are billed before the renewal date. Fees received for future license renewal periods are amortized over the life of the renewal period. Commissary sales are comprised of food and supplies sold to franchised stores and are recognized as revenue upon shipment or delivery of the related products to the franchisees. Payments are generally due within 30 days.
Allowance for doubtful accounts	11,000		$ 11,000
Operating lease right-of-use asset	210,602		210,602	100,146
Operating lease liability	210,601		210,601	$ 100,921
Convertible note, principal amount	$ 1,000,000		$ 1,000,000
Statutory tax rate description		The U.S. Tax Cuts and Jobs Act of 2017 ("Tax Reform") was signed into law. As a result of Tax Reform, the U.S. statutory tax rate was lowered from 35% to 21%.
Statutory tax rate		35.00%	21.00%	21.00%	28.00%
Common Stock Warrant [Member] | Common Shares [Member]
AccountingPoliciesLineItems [Line Items]
Number of shares issuable on conversion	6,924,000
Accounting Standards Update 2016-02 [Member]
AccountingPoliciesLineItems [Line Items]
Operating lease right-of-use asset						$ 110,003	$ 110,003
Operating lease liability						$ 107,678	$ 107,678
Minimum [Member]
AccountingPoliciesLineItems [Line Items]
Property, plant and equipment, useful life			3 years	3 years
Finite lived intangible asset, useful life			3 years	3 years
Maximum [Member]
AccountingPoliciesLineItems [Line Items]
Property, plant and equipment, useful life			5 years	5 years
Finite lived intangible asset, useful life			5 years	5 years
Simplicity One Brasil Ltd [Member]
AccountingPoliciesLineItems [Line Items]
Equity method investment, ownership percentage	90.00%		90.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
AccountingPoliciesLineItems [Line Items]
Equity method investment, ownership percentage	79.00%		79.00%